Equity (Details 3) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent		$ 5,828	$ 11,010	$ 13,169	$ 19,615
Weighted average number of outstanding shares		13,044,201,261	13,044,201,261	13,044,201,261	13,044,201,261
Basic and diluted earnings per share		$ 0.45	$ 0.84	$ 1.01	$ 1.50
Basic and diluted earnings per share	[1]	$ 0.90	$ 1.68	$ 2.02	$ 3.00
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent		$ 3,325	$ 6,282	$ 7,513	$ 11,191
Weighted average number of outstanding shares		7,442,231,382	7,442,231,382	7,442,231,382	7,442,231,382
Basic and diluted earnings per share		$ 0.45	$ 0.84	$ 1.01	$ 1.50
Basic and diluted earnings per share	[1]	$ 0.90	$ 1.68	$ 2.02	$ 3.00
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent		$ 2,503	$ 4,728	$ 5,656	$ 8,424
Weighted average number of outstanding shares		5,601,969,879	5,601,969,879	5,601,969,879	5,601,969,879
Basic and diluted earnings per share		$ 0.45	$ 0.84	$ 1.01	$ 1.50
Basic and diluted earnings per share	[1]	$ 0.90	$ 1.68	$ 2.02	$ 3.00

[1]	Petrobras' ADSs are equivalent to two shares.